Derivative Warrant Liability (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	May 14, 2020	Dec. 20, 2019
Derivative Warrant Liability (Details) [Line Items]
Outstanding warrants were converted shares			21,229,000
Exercise price (in Dollars per share)		$ 11.50
Derivative warrant liability	the Group recorded a derivative warrant liability of USD 13,161,844 (31 December 2019: USD 15,709,460) which resulted in a gain on revaluation of derivative warrant liability for the year ended 31 December 2020 of USD 2,547,542 (31 December 2019: USD 1,273,740).
14 May 2020 [Member]
Derivative Warrant Liability (Details) [Line Items]
Number Of warrants exercised	100